Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Sep. 30, 2023	Sep. 24, 2022	Sep. 25, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance

The information below is provided pursuant to the SEC pay versus performance disclosure requirements set forth in Item 402(v) of SEC Regulation S-K (the “Pay Versus Performance Rule”), which requires companies to disclose certain information about the relationship between performance and the compensation of named executive officers.

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year(a)	Summary Compensation Table Total for Mr. Cook($)(b)	Compensation Actually Paid to Mr. Cook($)(c)	Average Summary Compensation Table Total for Other NEOs($)(d)	Average Compensation Actually Paid to Other NEOs($)(e)	Total Shareholder Return($)(f)	Peer Group Total Shareholder Return($)(g)	Net Income ($M)(h)	Net Sales ($M)(i)
2023	63,209,845	106,643,588	26,943,956	41,980,664	155.24	116.88	96,995	383,285
2022	99,420,097	128,833,021	27,150,293	41,564,946	135.59	92.09	99,803	394,328
2021	98,734,394	311,845,801	26,987,631	75,307,922	131.69	136.57	94,680	365,817

(1)	The dollar amounts in column (b) represent the compensation reported for Mr. Cook for each corresponding year in the “Total” column of the “Summary Compensation Table – 2023, 2022, and 2021” on page 62 of this Proxy Statement.

(2)	The dollar amounts in columns (c) and (e) represent the amount of “Compensation Actually Paid” (otherwise known as CAP), as computed in accordance with SEC rules. Compensation Actually Paid does not represent cash and/or equity value realized or paid to Apple’s NEOs but rather is a value calculated under applicable SEC rules. The following table details how Compensation Actually Paid is determined:

	2023		2022		2021
	Mr. Cook ($)	Average for Other NEO ($)	Mr. Cook ($)	Average for Other NEO($)	Mr. Cook ($)	Average for Other NEO ($)
Summary Compensation Table (“SCT”) Total	63,209,845	26,943,956	99,420,097	27,150,293	98,734,394	26,987,631
Grant Date Fair Value of Stock Awards from SCT	(46,970,283)	(22,323,641)	(82,994,164)	(22,132,015)	(82,347,835)	(21,959,620)
Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	53,968,355	26,781,593	96,725,167	25,793,656	103,300,873	27,547,147
Change in Fair Value from Prior Year End of Outstanding and Unvested Awards Granted in Prior Years	32,763,652	12,828,520	16,199,600	7,769,730	0	38,719,413
Change in Fair Value from Prior Year End of Vested(a) Awards Granted in Prior Years	86,782	(2,249,765)	(517,680)	2,983,282	192,158,369	4,013,351
Fair Value at Vesting Date of Vested Awards Granted in Current Year	3,585,238	0	0	0	0	0
Compensation Actually Paid	106,643,588	41,980,664	128,833,021	41,564,946	311,845,801	75,307,922

(a)	For the purposes of CAP and this table, time-based RSUs are considered “vested” on the date of retirement eligibility. As a result, 100% of the time-based RSUs granted to Mr. Cook in 2021 and 2022 RSUs were considered “vested”. A pro rata portion of Mr. Cook’s 2023 time-based RSUs are considered “vested” consistent with the retirement provisions of that award. No other NEOs, other than Mr. Cook, have retirement provisions in their equity awards. The fair values of the RSUs included in the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described above in footnote 1 to the “Summary Compensation Table – 2023, 2022, and 2021” and footnote 1 to the “Grants of Plan-Based Awards – 2023” table, respectively. Any changes to the time-based RSU and performance-based RSU grant date fair values (for 2023 grants) and from prior year-end (for 2021 and 2022 grants) are based on an updated stock price valuation on the measurement dates and for the performance-based RSUs, including updated input variables for the Monte-Carlo model to estimate the probability of satisfying the performance objectives established for the respective award.

(3)	The dollar amounts in column (d) represent the average amounts of compensation reported for the other NEOs for each corresponding year in the “Total” column of the “Summary Compensation Table – 2023, 2022, and 2021” as set forth on page 62 of this proxy statement. For each of 2021, 2022 and 2023, the other NEOs were Luca Maestri, Kate Adams, Deirdre O’Brien, and Jeff Williams.

(4)	Apple’s TSR in column (f) was determined based on the value of an initial fixed investment of $100, as of September 26, 2020, including the reinvestment of any dividends.

(5)	The peer groups used to calculate Peer Group TSR in column (g) are our primary peer group as disclosed in the Compensation Discussion and Analysis section of this Proxy Statement, our 2023 Proxy Statement for 2022 and our 2022 Proxy Statement for 2021. TSR is based on the value of an initial fixed investment of $100 at the start of 2021 and is weighted for the market capitalization of each peer company in each applicable year.

(6)	In addition to Relative TSR and Operating Income, Net Sales in column (i) represents the most important financial performance measure used to link Compensation Actually Paid to company performance (the “Company Selected Measure” as defined in the Pay Versus Performance rules).

Company Selected Measure Name		Net Sales
Named Executive Officers, Footnote [Text Block]

(1)	The dollar amounts in column (b) represent the compensation reported for Mr. Cook for each corresponding year in the “Total” column of the “Summary Compensation Table – 2023, 2022, and 2021” on page 62 of this Proxy Statement.

(3)	The dollar amounts in column (d) represent the average amounts of compensation reported for the other NEOs for each corresponding year in the “Total” column of the “Summary Compensation Table – 2023, 2022, and 2021” as set forth on page 62 of this proxy statement. For each of 2021, 2022 and 2023, the other NEOs were Luca Maestri, Kate Adams, Deirdre O’Brien, and Jeff Williams.

Peer Group Issuers, Footnote [Text Block]
(5)	The peer groups used to calculate Peer Group TSR in column (g) are our primary peer group as disclosed in the Compensation Discussion and Analysis section of this Proxy Statement, our 2023 Proxy Statement for 2022 and our 2022 Proxy Statement for 2021. TSR is based on the value of an initial fixed investment of $100 at the start of 2021 and is weighted for the market capitalization of each peer company in each applicable year.

Adjustment To PEO Compensation, Footnote [Text Block]

	2023		2022		2021
	Mr. Cook ($)	Average for Other NEO ($)	Mr. Cook ($)	Average for Other NEO($)	Mr. Cook ($)	Average for Other NEO ($)
Summary Compensation Table (“SCT”) Total	63,209,845	26,943,956	99,420,097	27,150,293	98,734,394	26,987,631
Grant Date Fair Value of Stock Awards from SCT	(46,970,283)	(22,323,641)	(82,994,164)	(22,132,015)	(82,347,835)	(21,959,620)
Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	53,968,355	26,781,593	96,725,167	25,793,656	103,300,873	27,547,147
Change in Fair Value from Prior Year End of Outstanding and Unvested Awards Granted in Prior Years	32,763,652	12,828,520	16,199,600	7,769,730	0	38,719,413
Change in Fair Value from Prior Year End of Vested(a) Awards Granted in Prior Years	86,782	(2,249,765)	(517,680)	2,983,282	192,158,369	4,013,351
Fair Value at Vesting Date of Vested Awards Granted in Current Year	3,585,238	0	0	0	0	0
Compensation Actually Paid	106,643,588	41,980,664	128,833,021	41,564,946	311,845,801	75,307,922

Non-PEO NEO Average Total Compensation Amount		$ 26,943,956	$ 27,150,293	$ 26,987,631
Non-PEO NEO Average Compensation Actually Paid Amount		$ 41,980,664	41,564,946	75,307,922
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2023		2022		2021
	Mr. Cook ($)	Average for Other NEO ($)	Mr. Cook ($)	Average for Other NEO($)	Mr. Cook ($)	Average for Other NEO ($)
Summary Compensation Table (“SCT”) Total	63,209,845	26,943,956	99,420,097	27,150,293	98,734,394	26,987,631
Grant Date Fair Value of Stock Awards from SCT	(46,970,283)	(22,323,641)	(82,994,164)	(22,132,015)	(82,347,835)	(21,959,620)
Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	53,968,355	26,781,593	96,725,167	25,793,656	103,300,873	27,547,147
Change in Fair Value from Prior Year End of Outstanding and Unvested Awards Granted in Prior Years	32,763,652	12,828,520	16,199,600	7,769,730	0	38,719,413
Change in Fair Value from Prior Year End of Vested(a) Awards Granted in Prior Years	86,782	(2,249,765)	(517,680)	2,983,282	192,158,369	4,013,351
Fair Value at Vesting Date of Vested Awards Granted in Current Year	3,585,238	0	0	0	0	0
Compensation Actually Paid	106,643,588	41,980,664	128,833,021	41,564,946	311,845,801	75,307,922

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between Compensation Actually Paid and our Total Shareholder Return

Long-term equity incentives represent a vast majority of our NEOs’ total target compensation and our stock price performance or TSR is the key driver of Compensation Actually Paid. We also use Relative TSR as the key performance measure for our performance-based RSUs.  Over the three-year period covered in this disclosure, Apple’s TSR on an absolute basis was high, 55.24%, and outperformed the TSR of our primary peer group by 16.88%.  Apple’s Relative TSR measured against the members of the S&P 500 Index (the peer group for performance-based RSUs) was also strong, resulting in above-target payouts for the performance-based RSUs with applicable performance periods ending in 2021, 2022, and 2023. Further, the TSR relative to the currently outstanding performance-based RSUs (granted in 2022 and 2023) continues to trend towards above-target payouts due to strong TSR relative to the members of the S&P 500.  This shows how Compensation Actually Paid to our NEOs and TSR are tightly linked.

The 2021 Compensation Actually Paid values for the CEO and NEOs are higher than the Summary Compensation Table totals in 2021, and higher than the Compensation Actually Paid values in 2022 and 2023 because Apple’s significant and outstanding stock price increase in the years immediately preceding 2021 resulted in our NEOs holding a larger value of unvested equity awards as of the start of 2021.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between Compensation Actually Paid and Net Income

Net Income is generally a key indicator of company profitability and for Apple can contribute to changes in our stock price, which in turn drives Compensation Actually Paid.  We do not use Net Income as a financial measure in our executive compensation program but Operating Income from which Net Income is derived. Operating Income and Net Sales are the two financial performance measures for our Cash Incentive Plan.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between Compensation Actually Paid and Net Sales

Net Sales is one of the two financial measures, the People and Compensation Committee has set for our Cash Incentive Plan, and therefore along with Operating Income is the next most important financial metric in determining Compensation Actually Paid behind Relative TSR. Strong performance in Net Sales and Operating Income led to above target bonus payouts in 2021, 2022, and 2023 which in turn increased Compensation Actually Paid.

Tabular List [Table Text Block]

Tabular List of Apple’s most important metrics that link Compensation Actually Paid to the Mr. Cook and other NEOs

For 2023, the following list represented the most important financial performance measures used by Apple to link Compensation Actually Paid with our financial performance:

Net Sales
Operating Income
Relative TSR

Total Shareholder Return Amount		$ 155.24	135.59	131.69
Peer Group Total Shareholder Return Amount		116.88	92.09	136.57
Net Income (Loss) Attributable to Parent		$ 96,995,000,000	$ 99,803,000,000	$ 94,680,000,000
Company Selected Measure Amount		383,285,000,000	394,328,000,000	365,817,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Net Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Relative TSR
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards from SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (22,323,641)	$ (22,132,015)	$ (21,959,620)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted in the Year and Unvested as of Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		26,781,593	25,793,656	27,547,147
Non-PEO NEO [Member] | Change in Fair Value from Prior Year End of Outstanding and Unvested Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		12,828,520	7,769,730	38,719,413
Non-PEO NEO [Member] | Change in Fair Value from Prior Year End of Vested Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	(2,249,765)	2,983,282	4,013,351
Non-PEO NEO [Member] | Fair Value at Vesting Date of Vested Awards Granted in Current Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Mr. Cook
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		63,209,845	99,420,097	98,734,394
PEO Actually Paid Compensation Amount		$ 106,643,588	$ 128,833,021	$ 311,845,801
Mr. Cook | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Mr. Cook	Mr. Cook	Mr. Cook
Mr. Cook | PEO [Member] | Grant Date Fair Value of Stock Awards from SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (46,970,283)	$ (82,994,164)	$ (82,347,835)
Mr. Cook | PEO [Member] | Fair Value of Equity Awards Granted in the Year and Unvested as of Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		53,968,355	96,725,167	103,300,873
Mr. Cook | PEO [Member] | Change in Fair Value from Prior Year End of Outstanding and Unvested Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		32,763,652	16,199,600	0
Mr. Cook | PEO [Member] | Change in Fair Value from Prior Year End of Vested Awards Granted in Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[1]	86,782	(517,680)	192,158,369
Mr. Cook | PEO [Member] | Fair Value at Vesting Date of Vested Awards Granted in Current Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 3,585,238	$ 0	$ 0
Luca Maestri | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Luca Maestri	Luca Maestri	Luca Maestri
Kate Adams | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Kate Adams	Kate Adams	Kate Adams
Deirdre O’Brien | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Deirdre O’Brien	Deirdre O’Brien	Deirdre O’Brien
Jeff Williams | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Jeff Williams	Jeff Williams	Jeff Williams

[1]	For the purposes of CAP and this table, time-based RSUs are considered “vested” on the date of retirement eligibility. As a result, 100% of the time-based RSUs granted to Mr. Cook in 2021 and 2022 RSUs were considered “vested”. A pro rata portion of Mr. Cook’s 2023 time-based RSUs are considered “vested” consistent with the retirement provisions of that award. No other NEOs, other than Mr. Cook, have retirement provisions in their equity awards. The fair values of the RSUs included in the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described above in footnote 1 to the “Summary Compensation Table – 2023, 2022, and 2021” and footnote 1 to the “Grants of Plan-Based Awards – 2023” table, respectively. Any changes to the time-based RSU and performance-based RSU grant date fair values (for 2023 grants) and from prior year-end (for 2021 and 2022 grants) are based on an updated stock price valuation on the measurement dates and for the performance-based RSUs, including updated input variables for the Monte-Carlo model to estimate the probability of satisfying the performance objectives established for the respective award.